Income Tax (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax (Details) - Schedule of Deferred Tax Assets and Liabilities [Line Items]
Balance, Beginning		$ (5,893)
Charged (credited) to statement of operations	$ (30,523)	(7,832)
Balance, Ending	(44,248)	(13,725)
Tax losses [Member]
Income Tax (Details) - Schedule of Deferred Tax Assets and Liabilities [Line Items]
Balance, Beginning		(12,521)
Charged (credited) to statement of operations		12,521
Balance, Ending
Depreciation allowance [Member]
Income Tax (Details) - Schedule of Deferred Tax Assets and Liabilities [Line Items]
Balance, Beginning		6,628
Charged (credited) to statement of operations	(30,523)	(20,353)
Balance, Ending	$ (44,248)	$ (13,725)